CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (621,025)	$ (97,452)	¥ (467,108)	¥ (501,827)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	145,593	22,847	75,695	54,281
Depreciation and amortization	27,221	4,272	14,017	11,668
(Gain) loss on disposal of property and equipment	(52)	(8)	162	(5)
Inventory write-down	45,976	7,215	24,216	790
Credit losses	1,339	210	(645)
Impairment loss				11,000
Investment Income	(7,801)	(1,224)	(970)	(9,635)
Noncash lease expense	89,785	14,089	39,303	25,394
Exchange Gain			(5,547)
Changes in operating assets and liabilities:
Accounts receivable	(242,395)	(38,037)	(98,276)	(36,678)
Notes receivable	(78,151)	(12,263)	11,004	(23,587)
Inventories	(400,554)	(62,856)	(304,474)	(276,225)
Prepayments and other current assets	69,279	10,871	(102,119)	(47,457)
Other non-current assets	(17,025)	(2,671)	(2,052)	367
Accounts payable	274,000	42,997	629,018	232,076
Accrued expenses and other current liabilities	120,923	18,975	111,284	74,376
Operating lease liabilities	(93,751)	(14,712)	(38,085)	(24,721)
Other non-current liabilities	(2,199)	(345)	(2,200)	(2,199)
Net cash used in operating activities	(688,837)	(108,092)	(116,777)	(512,382)
Investing activities:
Purchases of property and equipment	(62,592)	(9,822)	(25,505)	(20,030)
Purchases of intangible assets	(100)	(16)	(289)	(4,580)
Purchase of long-term investments	3,000	471
Proceeds from sale of long-term investments	140	22
Purchase of short-term investments	(1,832,427)	(287,548)	(500,000)	(601,000)
Proceeds from sale or maturity of short-term investments	1,957,801	307,222	200,970	863,106
Proceeds from disposition of property and equipment	316	50	155	179
Net cash provided by (used in) investing activities	60,138	9,437	(324,669)	237,675
Financing activities:
Net proceeds from issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	2,918	458	6,326	11,328
Payment for share repurchase	(5,887)	(924)	(11,981)	(22,991)
Contribution from redeemable non-controlling interest holders			934,820
Contribution from non-controlling interest holders			32,500
Proceeds from short-term bank borrowings	406,837	63,842	398,766	150,919
Repayment of short-term bank borrowings	(376,429)	(59,070)	(264,597)	(55,838)
Proceeds from other financing activities	61,900	9,713		25,569
Repayment for other financing activities	(15,000)	(2,354)	(25,427)
Net cash provided by financing activities	74,339	11,665	1,070,407	108,987
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(3,502)	(550)	(8,149)	9,702
Net (decrease) increase in cash and cash equivalents, and restricted cash	(557,862)	(87,540)	620,812	(156,018)
Cash and cash equivalents, and restricted cash at the beginning of the year	1,318,534	206,907	697,722	853,740
Cash and cash equivalents, and restricted cash at the end of the year	760,672	119,367	1,318,534	697,722
Supplemental disclosure of cash flow information:
Interest paid	5,625	883	10,865	818
Income tax paid	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	8,312	1,304	1,137	7,335
Purchases of property and equipment included in payables	6,476	1,016	1,771	1,133
Adjustment attributable to redeemable non-controlling interest	(133,370)	$ (20,929)
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	661,390		1,189,620	581,281
Restricted cash	99,282		128,914	116,441
Cash and cash equivalents, and restricted cash	¥ 760,672		¥ 1,318,534	¥ 697,722